POST-EMPLOYMENT BENEFIT	12 Months Ended
Dec. 31, 2022
POST-EMPLOYMENT BENEFIT
POST-EMPLOYMENT BENEFIT
22.  POST-EMPLOYMENT BENEFIT

Accounting policy

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

a) Defined contribution

A defined contribution plan is a post-employment benefit plan under which the Company pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that is due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

The Company provides defined contribution plans to all employees. The plan assets are Futura II - Entidade de Previdência Complementar (“Futura”) and Plano de Pensões Comgás (“PLAC”). The Company and its subsidiaries do not have a legal or constructive obligation to pay further contributions if the fund does not have sufficient assets to pay all of the benefits owed.

b) Defined benefit

The Company is the sponsor of defined benefit pension plans for some of its employees. A defined benefit plan is a post-employment benefit plans other than a defined contribution plan.

The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation.

Gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

Some of the Company’s pension plan, even though it is substantially defined contribution, has a variable component, whose risk is linked to the payment of minimum benefit and to the increase of the future contributions of the sponsors in the benefits in the event of Death Tax of the active taxpayer as well as in Disability Retirement, limited to three salaries. Any actuarial liability calculated, is recorded by the Company.

Defined benefit plan paid off, whose active participants have a paid-up benefit calculated in accordance with the regulation, which is being updated to the date of receipt by the plan of readjustment index, which leads the company to adopt such a provision the present value of benefits and that assisted participants receive annuity under the plan. The main actuarial risks are:

i. higher survival to that specified in mortality tables;

ii. the return on equity under the actuarial discount rate plus the accumulated IGP-DI; and

iii. real family structure of different retirees established hypothesis.

c) Health Plan

The Subsidiary Comgás offers the following post-employment health care benefits, granted to former employees and their dependents who retired up to May 31, 2000. After this date, only employees with 20 years contribution to Social Security (Instituto Nacional do Seguro Social), or “INSS,” and 15 years uninterrupted work at the Company up to May 31, 2000, are entitled to this defined benefit plan, provided that, on the date of retirement, they were working at the Company.

The liability recognized in the statement of financial position in respect of defined benefit post-employment plans is calculated annually by independent actuaries.

The amount recognized in the statement of financial position in relation to health plan liabilities represents the present value of the obligations less the fair value of the assets, including actuarial gains and losses. Remeasurement of the net obligation, which include: actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset cap (if any, excluding interest), are recognized immediately in other comprehensive income. Net interest and other expenses related to defined benefit plans are recognized in profit or loss.

Actuarial gains and losses based on experience adjustments and changes in actuarial assumptions are recognized directly in equity as other comprehensive income, when incurred.

	December 31, 2022	December 31, 2021
Defined contribution
Future II	332	190

Defined benefit
Future	127,351	198,761
Health insurance	448,157	470,524
	575,840	669,475

a)     Defined contribution

During the year ended December 31, 2022, the amount of employee contributions increased to R$303 (R$217 and R$214 as of December 31, 2021 and 2020 respectively).

b)     Defined benefit

Futura: The subsidiary CLE sponsors Futura - Entidade de Previdência Complementar ("Futura"), formerly known as Previd Exxon - Entidade de Previdência Complementar, whose primary objective is to provide supplemental benefits within certain limits established by the Retirement Plan regulations. On 5 May 2011, the competent authorities authorized a modification to this plan to exclude new participants. The contributions totaled R$60,827 for the year ending December 31, 2022 (R$5,166 and R$7,044 for the year ended on December 31, 2021 and 2020 respectively). The obligation's weighted average duration is 8.7 years (9.6 years as of December 31, 2021).

c)     Health insurance

Comgás: Obligations related to post-employment benefit plans, which include medical assistance and retirement incentives, sick pay and disability pension.

The defined benefit pension plan is governed by Brazilian labor laws, which mandate that final salary payments during retirement be adjusted for the consumer price index at the time of payment. The level of benefits provided is dependent on the member's length of service and final salary. During the year ended December 31, 2022, the contributions amounted to R$27,118 (R$25,169 for the year ended December 31, 2021). The weighted average duration of the obligation is 10.6 years (11.7 years in 2021).

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Actuarial obligation at beginning of the year	1,161,693	1,249,156	1,249,630
Current service cost	219	487	540
Interest on actuarial obligation	98,343	88,299	89,253
Actuarial (gain) loss arising from financial assumptions	(88,709)	(183,159)	(58,250)
Actuarial loss (gain) arising from experience adjustment	14,319	77,111	30,267
Cost of past services	319	—	—
Early settlement in the plan	(3,081)	—	—
Actuarial loss arising from demographic assumptions	—	—	14
Benefit payments	(85,121)	(70,201)	(62,298)
Actuarial obligation at the end of the year	1,097,982	1,161,693	1,249,156

Fair value of plan assets at the beginning of the year	(492,408)	(520,608)	(544,988)
Interest income	(42,224)	(35,809)	(38,452)
Return on investments in the year (excluding interest income)	11,405	24,143	34,370
Early settlement in the plan	3,698	—	—
Employer contributions	(87,945)	(30,336)	(33,836)
Benefit payments	85,000	70,202	62,298
Fair value of plan assets at the end of the year	(522,474)	(492,408)	(520,608)

Net defined benefit liability	575,508	669,285	728,548

The total expense recognized in the finance results is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Current service cost	(219)	(487)	(540)
Interest on actuarial obligation	(56,119)	(52,490)	(45,567)
	(56,338)	(52,977)	(46,107)

Total amount recognized as accumulated comprehensive income:

	December 31, 2022	December 31, 2021	December 31, 2020
Accumulated at the beginning of the year	141,803	59,904	66,305
Actuarial gain (loss) arising from financial assumptions	88,709	183,156	58,250
Actuarial (loss) gain arising from experience adjustment	(14,319)	(77,112)	(30,267)
Actuarial loss arising from demographic assumptions	—	—	(14)
Return on investments in the
year (excluding interest income)	(11,405)	(24,145)	(34,370)
Accumulated at the end of the year	204,788	141,803	59,904

The plan’s assets consist of the following:

	December 31, 2022		December 31, 2021
	Value	%	Value	%
Fixed income	496,950	95.28%	484,847	99.99%
Others	24,618	4.72%	48	0.01%
	521,568	100.00%	484,895	100.00%

Plan assets consist of financial assets quoted on active markets and are therefore classified as Levels 1 and 2 in the fair value hierarchy. The expected rate of return on plan assets is determined based on market expectations applicable to the period during which the obligation is to be settled at the time the rate is determined.

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Future		Health insurance
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Discount rate	10.03%	8.64%	10.45%	9.09%
Inflation rate	3.50%	3.25%	4.25%	3.50%
Future salary increases	N/A	N/A	N/A	6.60%
Morbidity (aging factor)	N/A	N/A	3.00%	3.00%
Future pension increases	3.50%	3.25%	3.00%	3.00%
Overall mortality (segregated by sex)	N/A	N/A	AT-2000	AT-2000
Disability mortality	N/A	N/A	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	Modified UP-84	Modified UP-84
Turnover	N/A	N/A	0.60/(service time +1)	0.60/(service time +1)

Sensitivity analysis

Changes in the discount rate to the date of the statement of financial position is one of the relevant actuarial assumptions, while other assumptions are maintained, as it impacts the defined benefit obligation as shown below:

	Discount rate
	Increase	Reduction
	0.50%	(0.50)%
Futura	(624,936)	674,988
Medical plan	(21,878)	24,079

Regarding biometric and demographic assumptions and the methods used to prepare the sensitivity analysis, there was no change from previous years.